Touchstone Small Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.21%	13.09%	14.27%
Bloomberg US 2000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.06%	6.65%	10.00%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(6.13%)	6.20%	7.01%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.13%)	5.25%	5.18%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.63%)	4.72%	5.13%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(2.89%)	6.48%	7.03%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(0.90%)	7.55%	7.92%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(0.88%)	7.63%	8.01%

[1]	The Fund changed its broad-based securities index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.